UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09373

Oppenheimer Senior Floating Rate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2012

Item 1. Schedule of Investments.

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Corporate Loans–92.2%
Consumer Discretionary–27.8%
Auto Components–2.8%
FleetPride Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 12/6/17[1]	$14,925,000	$14,980,969
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]	43,715,000	44,206,794
HHI Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 9/18/18[1]	15,000,000	15,000,000
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/18/17[1]	20,665,288	20,768,614
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 12/16/16[1]	1,775,743	1,789,061
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C2, 6%, 1/27/17[1]	32,035,000	32,415,416
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 3/14/18[1]	35,044,231	35,613,700
Transtar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.41%, 9/13/18[1]	11,205,000	11,331,056
UCI International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/26/17[1]	13,230,471	13,362,776

		189,468,386

Automobiles–0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/13[2]	53,158,633	267,122
Distributors–1.6%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.25%, 1/11/19[1]	22,750,062	23,051,500
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/13/17[1]	31,287,978	31,628,235
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/11/17[1]	14,186,876	14,315,451
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 5, 4.50%, 3/3/18[1]	13,206,624	13,181,861
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 4/18/18[1]	22,039,375	22,259,768

		104,436,815

Diversified Consumer Services–0.4%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 8/15/14[1]	10,500,943	10,461,565
Monitronics International, Inc., Sr. Sec. Credit Facilites 1st Lien Term Loan, Tranche B, 5.50%, 3/23/18[1]	14,407,600	14,545,668

		25,007,233

Hotels, Restaurants & Leisure–6.0%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 4/22/16[1]	19,983,961	20,221,271
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%-5.164%, 3/18/18[1]	14,603,883	14,476,098

1	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure Continued
BLB Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.361%, 11/5/15[1]	$3,809,465	$3,839,624
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 3/1/17[1]	34,507,602	34,809,543
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities Term Loan, 4.461%, 1/28/18[1]	60,937,939	52,983,345
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B1, 3.211%, 1/28/15[1]	5,000,000	4,868,055
Tranche B6, 5.461%, 1/28/18[1]	21,000,000	18,914,574
DineEquity, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 10/19/17[1]	11,777,983	11,877,365
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 6.25%-7.131%, 2/21/18[1]	15,872,138	16,070,539
Tranche B, 6.25%, 2/21/18[1]	595,410	602,852
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.23%, 6/30/14[1,3]	14,597,184	14,013,296
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.23%, 6/30/14[1,3]	8,027,368	7,706,272
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.47%, 11/2/14[1]	7,000,000	6,230,000
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 3/15/17[1]	22,324,826	22,548,075
Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 10/26/18[1]	11,250,000	11,137,500
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 4/24/18[1]	30,307,700	30,680,242
Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/25/18[1]	7,809,556	7,853,485
NP OPCO LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 9/7/19[1]	10,235,000	10,278,181
OSI Restaurant Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 10/31/19[1]	9,000,000	9,038,250
Peninsula Gaming LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/3/17[1]	22,940,000	23,255,425
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 2/17/17[1]	51,890,625	30,874,922
Rock Ohio Caesars LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 1%-8.50%, 8/19/17[1]	1,480,000	1,520,700
Town Sports International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 5/11/18[1]	18,541,368	18,767,350
Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities Term Loan: Tranche A, 10.175%, 3/1/13[1,3]	357,793	348,849
Tranche B, 2.704%, 3/1/15[1,3]	705,038	623,958
U.S. Foodservice, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/31/17[1]	26,782,997	26,526,336

		400,066,107

2	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Household Durables–0.9%
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/27/19[1]	$14,900,000	$15,062,037
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-5.656%, 6/7/18[1]	14,206,636	14,348,703
SRAM Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 12/7/18[1]	3,000,000	3,060,000
Spectrum Brands Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%-6.148%, 6/17/16[1]	9,525,942	9,560,817
Wilton Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/22/18[1]	16,650,000	16,826,906

		58,858,463

Leisure Equipment & Products–1.1%
Caesars Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 4/25/17[1]	37,930,000	38,182,879
MGM Resorts International, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5%, 2/23/15[1]	26,860,000	27,081,595
Stockbridge/SBE Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 13%, 5/2/17[1]	8,070,000	8,070,000

		73,334,474

Media–11.7%
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.62%, 6/2/14[1]	30,304,799	24,357,482
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 10/9/16[1]	58,482,829	55,229,721
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3%, 7/15/13[1,3,4]	23,074,063	5,768,516
Atlantic Broadband Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 4/4/19[1]	20,812,838	21,046,982
Atlantic Broadband Finance LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 10/4/19[1]	3,990,000	4,149,600
Barrington Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 6/14/17[1]	9,885,649	9,990,684
Bresnan Broadband Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/14/17[1]	14,953,520	15,028,288
Cinram International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 12.144%, 12/31/13[2,3]	11,567,323	2,718,320
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.432%, 12/31/13[2,3]	601,840	3,039
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche A, 3.612%, 7/30/14[1]	28,339,857	27,750,926
Tranche B, 3.862%, 1/29/16[1]	46,822,350	38,899,119
Cogeco Cable, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 9/10/19[1]	11,915,000	12,049,044
Cumulus Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 9/17/18[1]	14,222,934	14,327,018

3	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Media Continued
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/26/18[1]	$17,437,899	$16,827,573
Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7.25%, 10/24/14[1]	9,654,775	6,468,700
Entercom Radio LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 11/23/18[1]	4,633,333	4,665,767
Fox Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/31/17[1]	29,875,000	30,323,125
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/17/19[1]	17,750,000	17,847,625
Granite Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 5/23/18[1]	15,675,713	15,714,902
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.75%, 12/31/19[1]	14,158,919	14,247,412
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 0%, 12/31/19[1,5]	4,551,081	4,579,525
Hubbard Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/28/17[1]	5,261,065	5,300,523
Hubbard Broadcasting, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/30/18[1]	4,000,000	4,070,000
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/16/16[1]	17,118,313	17,203,904
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.587%, 8/7/14[1]	7,071,707	5,515,932
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 3.587%, 8/7/14[1]	616,541	480,902
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities Term Loan, 3.214%, 2/1/14[1]	3,041,576	3,023,518
Kasima LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 3/31/17[1]	16,154,000	16,214,578
LIN Television Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/21/18[1]	7,597,588	7,687,809
Legendary Pictures, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6%, 6/9/17[1]	14,291,458	14,220,001
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/23/17[1]	4,887,500	4,870,702
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%, 10/23/17[1]	14,724,367	14,715,164
Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.59%, 12/24/12[1,6]	4,675,006	4,663,318
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 15.32%-15.83%, 11/15/13[1,3,6]	30,431,163	29,137,839
Mood Media Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.623%, 5/6/18[1]	14,825,372	14,820,746
Newport Television LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.853%, 9/14/16[1]	20,622,529	20,802,977

4	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Media Continued
Newport Television LLC/High Plains Broadcasting Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan, 8.853%, 9/14/16[1]	$5,700,729	$5,750,611
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 6/9/17[1]	27,371,037	27,507,893
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 6/9/18[1]	5,000,000	5,125,000
Playboy Enterprises, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 3/6/17[1]	11,853,944	11,972,483
RCN Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%-6.50%, 8/26/16[1]	7,500,000	7,612,500
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16[1]	34,302,673	34,559,943
Raycom TV Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/31/17[1]	18,186,025	18,095,095
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche A, 8%, 9/29/14[1]	805,822	777,619
Tranche B, 8%, 9/29/14[1,3]	1,074,430	1,036,825
Univision Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.462%, 3/31/17[1]	69,876,208	68,565,749
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.212%, 9/29/14[1]	4,007,736	4,001,296
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/9/19[1]	37,150,000	37,544,273
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 7/17/18[1]	56,623,088	57,234,334
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B, 7.50%, 6/19/15[1]	1,358,954	1,368,015

		785,872,917

Multiline Retail–0.4%
Neiman Marcus Group, Inc., Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/16/18[1]	28,755,000	28,875,915
Specialty Retail–2.3%
Burlington Coat Factory Investments Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/23/17[1]	28,403,048	28,702,303
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/14/17[1]	27,221,775	27,528,020
J. Crew Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/7/18[1]	9,755,717	9,777,492
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/16/18[1]	28,177,910	28,223,699
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 5.25%, 10/31/19[1]	17,282,200	17,284,896
Tranche B, 0%, 10/31/19[1,5]	1,502,800	1,503,034
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.875%-4.938%, 7/31/16[1]	12,997,755	13,135,856

5	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Specialty Retail Continued
PETCO Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/24/17[1]	$21,350,507	$21,486,081
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/1/16[1]	7,136,659	7,123,277

		154,764,658

Textiles, Apparel & Luxury Goods–0.6%
Freedom Group, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-6.393%, 4/19/19[1]	12,414,659	12,494,832
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]	29,573,202	28,569,813

		41,064,645

Consumer Staples–3.7%
Beverages–0.5%
Ferrara Candy Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%-8.361%, 6/18/18[1]	33,216,750	33,673,481
Food & Staples Retailing–1.5%
BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 9/29/18[1]	11,200,000	11,334,165
BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 3/29/19[1]	3,975,000	4,067,419
Fairway Group Acquisition, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 8/13/18[1]	26,620,000	26,886,200
Roundy’s Supermarkets, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/13/19[1]	25,133,700	24,530,491
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8%, 8/1/18[1]	32,737,950	33,047,782

		99,866,057

Food Products–1.1%
Advancepierre Foods, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 6/17/17[1]	18,715,000	18,894,346
Advancepierre Foods, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 9/28/17[1]	3,750,000	3,807,814
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/8/18[1]	31,138,020	31,138,020
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 5/25/18[1]	16,787,500	16,787,500

		70,627,680

Household Products–0.1%
ACCO Brands Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 5/1/19[1]	5,392,900	5,450,200
Personal Products–0.5%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.836%, 3/5/15[1,3]	5,891,331	5,655,678
NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 10/1/17[1]	9,430,262	9,490,975

6	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Personal Products Continued
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%-6.148%, 1/31/19[1]	$11,293,544	$11,437,740
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 11/19/17[1]	9,720,625	9,755,562

		36,339,955

Energy–3.1%
Energy Equipment & Services–2.1%
Buffalo Gulf Coast Terminals, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 10/31/17[1]	6,712,200	6,846,444
CCS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.212%-6.50%, 11/14/14[1]	21,796,358	21,646,599
EP Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/24/18[1]	30,915,000	31,208,693
Frac Tech International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%-8.50%, 5/6/16[1]	26,245,870	23,708,761
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 10/2/19[1]	45,490,444	45,561,545
Vantage Drilling Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 10/2/17[1]	15,000,000	14,562,495

		143,534,537

Oil, Gas & Consumable Fuels–1.0%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Tranche NM, 8.50%, 2/23/14[1]	457,313	444,737
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Delayed Draw, 8.50%, 2/27/14[1]	4,573,127	4,179,514
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 8.50%, 2/17/14[1]	6,851,382	6,206,208
NGPL PipeCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 9/15/17[1]	21,395,000	21,876,388
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6%, 9/19/18[1]	18,625,000	18,819,985
Tallgrass Operations LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 10/25/18[1]	14,940,000	14,968,013

		66,494,845

Financials–3.4%
Capital Markets–1.6%
American Capital Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 7/19/16[1]	7,400,000	7,474,000
Nuveen Investments, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.813%-5.925%, 5/13/17[1]	35,040,288	35,084,089
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.813%-5.862%, 5/13/17[1]	14,687,833	14,724,553
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 2/28/19[1]	16,660,000	16,840,478

7	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Capital Markets Continued
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[1]	$32,095,000	$31,693,813

		105,816,933

Commercial Banks–0.1%
ResCap Residential Capital LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession: Tranche A1, 5%, 11/18/13[1]	5,175,000	5,197,641
Tranche A2, 6.75%, 11/18/13[1]	2,215,000	2,245,456

		7,443,097

Consumer Finance–0.4%
Fly Leasing Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 8/8/18[1]	26,360,000	26,425,900
Diversified Financial Services–0.0%
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 6/6/19[1]	997,500	1,001,241
Insurance–0.6%
Flying Fortress, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 6/30/17[1]	23,145,000	23,550,038
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.462%, 4/3/14[1]	15,002,091	14,276,995

		37,827,033

Real Estate Management & Development–0.6%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 3.212%, 10/10/13[1]	1,651,957	1,650,924
Tranche B, 4.464%, 10/10/16[1]	36,213,452	36,190,818

		37,841,742

Thrifts & Mortgage Finance–0.1%
Homeward Residential, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 8/8/17[1]	9,800,000	9,867,375
Health Care–10.9%
Biotechnology–0.3%
Grifols, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/1/17[1]	21,241,701	21,284,843
Health Care Equipment & Supplies–4.6%
Alere, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 6/30/17[1]	8,756,000	8,832,615
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 2/10/17[1]	25,078,225	25,203,616
BSN Medical GmbH & Co., Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6%, 6/3/19[1]	21,150,000	21,255,750
Bausch & Lomb, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/17/19[1]	29,351,438	29,718,330
Biomet, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.961%-3.962%, 7/25/17[1]	3,945,908	3,974,681

8	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Health Care Equipment & Supplies Continued
Capsugel Holdings US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/1/18[1]	$10,352,548	$10,439,437
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 2/25/17[1]	34,112,193	33,817,259
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 12/22/16[1]	28,931,149	29,148,133
DJO Finance LLC/DJO Finance Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.212%, 11/1/16[1]	5,754,687	5,776,268
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 9/15/17[1]	15,128,975	15,219,749
Emdeon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 11/2/18[1]	3,631,750	3,674,311
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/4/18[1]	29,768,492	28,745,200
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/6/18[1]	33,704,133	33,377,641
Hologic, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/1/19[1]	3,516,188	3,560,506
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/3/18[1]	14,238,175	14,300,467
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%, 7/3/18[1]	6,683,250	6,750,083
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 7%, 2/9/17[1]	22,459,650	22,525,165
Tranche B1, 6.50%, 2/9/17[1]	12,379,133	12,415,243

		308,734,454

Health Care Providers & Services–4.8%
Ardent Health Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 9/15/15[1]	14,077,300	14,112,493
AssuraMed Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/19/19[1]	14,300,000	14,383,412
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 10/9/17[1]	14,320,000	14,248,400
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st lien Term Loan, Tranche B, 8.50%, 4/4/17[1]	8,393,000	8,398,246
Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/4/17[1]	8,393,000	8,382,509
Community Health Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.862%-3.923%, 1/25/17[1]	4,171,381	4,194,833
DaVita, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/20/16[1]	11,807,900	11,893,448
Emergency Medical Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 5/25/18[1]	20,085,528	20,291,404
Genesis Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 7/26/17[1]	22,960,000	22,156,400

9	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Health Care Providers & Services Continued
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 8/10/14[1]	$3,738,180	$3,401,743
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 8/17/16[1]	13,955,986	13,787,356
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.612%, 3/31/17[1]	5,675,729	5,692,433
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 6/1/18[1]	23,228,637	22,952,611
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 8/26/17[1]	30,004,626	30,179,643
Pharmaceutical Product Development, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 12/5/18[1]	28,152,263	28,530,573
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-5.902%, 6/1/18[1]	43,233,625	43,611,919
Sun Healthcare Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.75%-8.87%, 10/18/16[1]	9,107,223	9,095,838
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 7/3/19[1]	10,822,875	10,971,690
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 1/29/16[1]	7,314,595	7,368,541
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 8/4/16[1]	32,281,656	31,568,780

		325,222,272

Pharmaceuticals–1.2%
Catalent Pharma Solutions, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.212%, 9/15/16[1]	9,732,952	9,781,617
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 9/15/17[1]	23,766,197	24,018,713
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 8/2/19[1]	13,765,000	13,758,861
Valeant Pharmaceuticals International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 9/12/19[1]	9,035,000	9,084,693
Warner Chilcott Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B1, 4.25%, 3/15/18[1]	11,749,698	11,808,447
Tranche B2, 4.25%, 3/15/18[1]	4,257,881	4,279,170
Tranche B3 Add-on, 4.25%, 3/15/18[1]	5,854,586	5,883,859

		78,615,360

Industrials–26.1%
Aerospace & Defense–3.0%
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.196%, 9/30/13[1]	23,825,495	23,051,166
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5%, 9/27/18[1]	28,125,000	28,125,000
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/20/17[1]	29,402,813	29,608,632

10	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Aerospace & Defense Continued
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/7/16[1]	$22,939,690	$23,073,498
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.50%, 6/30/15[1]	29,314,760	28,581,891
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.25%, 12/30/12[1]	27,909,641	22,676,583
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13.50%, 6/28/13[1]	8,838,686	6,695,305
Landmark Aviation, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/2/19[1]	9,375,000	9,421,875
US Airways Group, Inc., Sr. Sec. Credit Facilities Term Loan, 2.711%, 3/21/14[1]	25,000,000	24,473,950
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, 2.25%, 2/1/14[1]	3,741,524	3,713,463

		199,421,363

Airlines–0.3%
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.25%, 9/28/18[1]	18,180,000	18,134,550
Building Products–1.3%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 10.905%, 4/30/16[1,3]	19,008,450	17,202,647
CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 9/4/19[1]	20,800,000	20,878,000
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan, 9.487%, 12/31/13[1,3]	997,596	713,282
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.231%, 3/21/11[2]	3,640,440	218,426
Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 10/30/17[1]	7,015,909	7,100,100
Nortek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%-6.148%, 4/26/17[1]	9,300,625	9,351,006
Roofing Supply Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/31/19[1]	7,500,000	7,518,750
Wilsonart International Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 10/3/19[1]	21,430,000	21,530,464

		84,512,675

Commercial Services & Supplies–11.5%
ADS Waste Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 9/11/19[1]	29,100,000	29,406,161
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/17/17[1]	20,082,053	20,127,238
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 6/18/18[1]	21,812,000	21,825,633
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/3/17[1]	10,342,500	10,368,356
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 2/2/18[1]	7,475,000	7,507,703

11	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Commercial Services & Supplies Continued
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/24/18[1]	$28,501,491	$28,740,191
Asurion Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 5/24/19[1]	11,882,166	12,310,423
Booz Allen & Hamilton, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/31/19[1]	21,480,000	21,638,866
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%-6.639%, 3/16/17[1]	13,951,589	14,091,104
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 3/16/18[1]	8,940,000	8,962,350
Ceridian Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.964%, 5/9/17[1]	26,524,490	26,466,481
Corporate Executive Board, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/2/19[1]	11,970,000	12,059,775
EVERTEC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 9/30/16[1]	24,864,230	24,910,850
Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8%, 4/3/18[1]	33,859,850	34,198,448
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.211%, 3/26/18[1]	61,215,219	58,709,252
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E2, 5.217%, 3/24/17[1]	26,372,369	26,103,924
First Data Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.216%, 9/30/18[1]	14,920,000	14,662,003
GCA Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 4%, 12/31/17[1]	11,270,000	11,273,528
GCA Services Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8%, 9/25/20[1]	6,780,000	6,816,727
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 5/26/18[1]	25,181,081	22,537,068
Insight Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 10/24/19[1]	21,000,000	20,973,750
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,, 4.50%, 2/11/18[1]	23,559,004	23,738,523
KAR Auction Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/19/17[1]	8,168,289	8,226,145
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16[1]	22,551,860	22,425,006
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]	13,060,000	13,051,838
MoneyGram International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/17/17[1]	8,770,256	8,808,626
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13.25%, 10/20/14[1]	1,828,851	1,819,707
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/7/19[1]	22,400,000	22,386,000

12	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Commercial Services & Supplies Continued
Plato Learning, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 5/17/18[1]	$16,195,000	$16,255,731
Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/21/19[1]	23,382,500	23,509,163
Sabre, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.989%, 9/30/17[1]	10,862,362	10,817,750
Sabre, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.962%, 12/29/17[1]	9,421,705	9,386,374
Sabre, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.962%, 9/30/17[1]	47,124,694	46,931,153
Sedgwick CMS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 12/31/16[1]	19,454,505	19,478,824
TransUnion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/10/18[1]	7,426,900	7,506,739
Travelport LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-4.855%, 8/21/15[1]	7,744,375	7,416,625
Travelport LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.855%, 8/21/15[1]	29,980,339	28,711,541
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche S, 4.862%, 8/23/15[1]	1,158,091	1,109,079
Travelport LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 11%, 11/22/15[1]	2,195,000	2,237,985
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.961%, 2/21/15[1]	8,742,004	8,130,063
WCA Waste Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/18[1]	15,855,326	15,967,629
Waste Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/17/17[1]	8,983,204	9,016,891
West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.50%, 7/15/16[1]	5,457,409	5,521,081
Tranche B6, 5.75%, 8/1/18[1]	23,989,875	24,289,749

		770,432,053

Construction & Engineering–0.0%
Custom Building Products, Sr. Sec. Credit Facilities Term Loan, 5.75%, 3/19/15[1]	3,111,864	3,115,754
Electrical Equipment–3.6%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/8/16[1]	17,813,738	17,873,111
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 6/8/17[1]	2,255,000	2,262,516
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/22/17[1]	43,945,282	44,450,652
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 11/22/18[1]	3,185,000	3,149,169
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/19/16[1]	3,597,072	3,511,641

13	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Electrical Equipment Continued
CCC Information Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/11/15[1]	$21,481,071	$21,597,434
Eagle Parent, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/16/18[1]	25,334,313	25,517,986
Freescale Semiconductor, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.465%, 12/1/16[1]	44,867,523	43,970,172
Genesys Telecommunications, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 1/31/19[1]	22,029,300	22,373,508
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 10/30/17[1]	12,902,500	12,983,141
Rocket Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 2/8/18[1]	8,695,625	8,755,407
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/2/18[1]	35,193,275	35,099,802

		241,544,539

Industrial Conglomerates–0.2%
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/9/17[1]	15,966,850	16,026,726
Machinery–3.0%
BOC Edwards Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/31/16[1]	28,162,410	28,285,620
Boomerang Tube LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11%, 9/12/17[1]	16,000,000	15,600,000
CPM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/15/17[1]	10,670,000	10,756,694
Colfax Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/11/19[1]	10,034,175	10,146,166
Edwards Cayman Islands II Ltd., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/31/16[1]	2,591,369	2,602,706
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/13/17[1]	7,622,401	7,679,569
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 7/11/18[1]	19,181,925	19,325,789
Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/29/16[1]	10,720,438	10,792,801
Rexnord LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/1/18[1]	14,400,000	14,517,000
Schrader International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/27/18[1]	17,750,000	18,060,625
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/28/17[1]	17,278,779	17,421,865
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.47%-5.50%, 7/31/14[1]	43,651,329	43,389,581
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.47%, 7/31/14[1]	5,253,410	5,215,323

		203,793,739

14	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Marine–0.7%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/29/17[1]	$25,536,306	$25,440,545
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 8/17/17[1]	19,550,000	19,708,844

		45,149,389

Road & Rail–0.9%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 5%, 12/21/17[1]	5,235,712	5,278,252
Tranche B2, 5%, 12/21/17[1]	23,165,041	23,353,257
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 7.377%-7.50%, 10/12/14[1]	20,055,299	19,704,331
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 5/8/19[1]	14,641,425	14,861,046

		63,196,886

Trading Companies & Distributors–1.6%
International Lease Finance Corp./Delos Aircraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/12/16[1]	8,330,000	8,465,363
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 9/1/16[1]	12,819,502	12,883,600
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 6/30/16[1]	23,018,919	23,162,787
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A1, 5.25%, 3/19/16[1]	4,976,477	5,048,015
Tranche A2, 7%, 3/19/17[1]	24,970,000	25,906,375
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 9/28/17[1]	31,110,000	31,124,590

		106,590,730

Information Technology–4.5%
Communications Equipment–0.4%
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/1/18[1]	12,568,500	12,633,957
CommScope, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 1/14/18[1]	12,431,684	12,540,461

		25,174,418

Computers & Peripherals–0.2%
CDW Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 7/15/17[1]	15,175,885	15,072,901
Electronic Equipment, Instruments & Components–0.1%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 5/9/18[1]	9,314,353	9,346,375
Internet Software & Services–0.9%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.927%, 10/26/17[1]	28,668,117	25,761,887
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.177%, 10/24/14[1]	20,325,208	19,832,321

15	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Internet Software & Services Continued
Hyland Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term, Tranche B, 4.25%, 7/12/19[1]	$14,000,000	$14,023,338

		59,617,546

IT Services–0.8%
Sophia LP, Sr. Sec Credit Facilities 1st Lien Term Loan, 6.25%, 7/19/18[1]	7,142,019	7,252,127
Vertafore, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 5.25%, 7/29/16[1]	44,728,956	44,915,342

		52,167,469

Semiconductors & Semiconductor Equipment–0.8%
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6%, 2/28/19[1]	14,870,821	14,796,467
NXP BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/19/19[1]	31,044,000	31,535,520
NXP BV/NXP Funding LLC, Sr. Sec Credit Facilities 1st Lien Term Loan, 5.50%, 3/3/17[1]	8,680,320	8,879,247

		55,211,234

Software–1.3%
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 10/10/18[1]	18,825,000	19,001,484
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 10/10/19[1]	4,115,000	4,163,010
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.25%, 4/5/18[1]	29,454,144	29,808,507
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/31/12[1]	16,665,000	16,706,663
RedPrairie Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 8/6/18[1]	15,978,472	16,098,311

		85,777,975

Materials–7.9%
Chemicals–3.9%
Ascend Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/10/18[1]	10,298,250	10,349,741
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.50%, 8/29/16[1]	9,769,000	9,903,324
Cristal Inorganic Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.112%, 11/15/14[1]	28,400,000	28,441,407
Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 1/29/16[1]	9,799,786	9,885,534
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 5/4/18[1]	24,068,539	24,439,507
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 9/10/15[1]	6,955,551	6,990,329
Momentive Performance Materials, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/5/15[1]	5,936,271	5,921,430

16	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Chemicals Continued
Momentive Performance Materials, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/5/15[1]	$5,014,800	$5,002,263
Momentive Specialty Chemicals, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C4-B, 4.25%, 5/5/15[1]	4,981,000	4,881,380
Tranche C5-B, 4.125%, 5/5/15[1]	3,689,941	3,597,692
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5%, 9/8/17[1]	8,615,696	8,475,690
Tranche B, 5%, 9/9/17[1]	12,825,000	12,640,640
Nusil Technology LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/7/17[1]	12,533,898	12,549,566
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.962%, 7/30/14[1]	25,520,582	25,502,360
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.712%, 7/30/15[1]	30,610,642	30,444,824
PolyOne Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/20/17[1]	2,729,375	2,754,111
Potters Holdings II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 5/6/17[1]	13,025,125	13,041,406
Potters Holdings II LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 11/6/17[1]	7,715,000	7,796,972
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8%, 8/2/17[1]	14,878,393	14,241,420
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/30/17[1]	26,300,916	26,089,036

		262,948,632

Construction Materials–0.3%
Grohe Holding GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/18/17[1]	18,354,000	18,367,766
Realogy Corp., Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.462%, 10/10/16[1]	1,935,118	1,906,091

		20,273,857

Containers & Packaging–1.8%
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/3/19[1]	30,095,000	30,383,399
Exopack LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 5/31/17[1]	34,562,500	34,461,681
Hilex Poly Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11.25%, 11/19/15[1]	7,165,333	7,308,640
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 9/18/18[1]	22,350,000	22,474,266
SGS International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.902%, 10/11/19[1]	17,195,000	17,216,494
Xerium Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/26/17[1]	10,974,087	10,960,370

		122,804,850

17	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Metals & Mining–1.9%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 12/19/13[2]	$1,890,661	$189
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 5/16/18[1]	30,663,150	30,948,409
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/15/17[1]	25,328,226	25,366,674
Fortescue Metals Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/31/17[1]	37,600,000	37,506,000
Noranda Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/28/19[1]	12,935,000	13,072,434
Patriot Coal Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 9.25%, 12/31/13[1]	18,625,000	18,764,688

		125,658,394

Telecommunication Services–2.9%
Diversified Telecommunication Services–2.1%
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 7/31/17[1]	26,513,694	25,585,715
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 7.75%, 7/31/17[1]	3,700,000	3,637,563
Level 3 Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.164%, 8/1/19[1]	8,865,000	8,988,738
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B II, 4.75%, 8/1/19[1]	44,945,000	45,259,615
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	34,056,884	33,574,400
Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/2/19[1]	19,191,900	19,335,839

		136,381,870

Wireless Telecommunication Services–0.8%
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 12/14/17[1]	27,598,065	27,856,796
Leap Wireless International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/22/19[1]	22,425,000	22,565,156
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4%, 3/19/18[1]	4,432,913	4,450,440

		54,872,392

Utilities–1.9%
Electric Utilities–1.9%
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.743%, 10/19/15[1,3]	7,189,267	4,205,721
GenOn Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.393%, 12/4/17[1]	34,803,097	35,175,977
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 8/25/17[1]	17,493,563	17,581,030
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 8/25/18[1]	3,730,000	3,702,025

18	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Electric Utilities Continued
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.976%, 2/22/15[1,3]	$20,077,987	$13,075,789
Texas Competitive Electric Holdings Co. LLC, Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.719%-3.938%, 10/10/14[1]	79,354,397	53,613,815

		127,354,357

Total Corporate Loans (Cost $6,192,512,460)		6,182,664,414

Corporate Bonds and Notes–2.1%
Aleris International, Inc., 6% Bonds, 7/1/20	98,792	97,804
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., 7.375% Sr. Sec. Nts., 10/15/17[7]	2,500,000	2,696,875
Beazer Homes USA, Inc., 6.625% Sr. Sec. Nts., 4/15/18[7]	5,000,000	5,375,000
Berry Plastics Holding Corp., 4.264% Sr. Sec. Nts., 9/15/14[1]	19,201,000	19,201,000
Catalyst Paper Corp., 11.79% Sr. Sec. Nts., 12/15/16[2,3]	7,061,790	5,508,196
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25% Sr. Unsec. Nts., 9/30/22	7,400,000	7,474,000
CHS/Community Health Systems, Inc., 5.125% Sr. Sec. Nts., 8/15/18	7,400,000	7,696,000
CIT Group, Inc., 5% Sr. Unsec. Nts., 8/15/22	4,435,000	4,613,341
Clear Channel Communications, Inc., 5.75% Sr. Unsec. Unsub. Nts., 1/15/13	9,200,000	9,246,000
Continental Rubber of America Corp., 4.50% Sr. Sec. Nts., 9/15/19[7]	5,925,000	6,067,200
Drill Rigs Holdings, Inc., 6.50% Sr. Sec. Nts., 10/1/17[7]	2,945,000	2,945,000
First Data Corp., 6.75% Sr. Sec. Nts., 11/1/20[7]	8,870,000	8,914,350
K Hovnanian Enterprises, Inc., 7.25% Sr. Sec. Nts., 10/15/20[7]	7,505,000	7,955,300
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18	6,600,000	7,078,500
Sappi Papier Holding GmbH: 7.75% Sr. Sec. Nts., 7/15/17[7]	5,000,000	5,331,250
8.375% Sr. Sec. Nts., 7/15/19[7]	1,000,000	1,058,750
Universal Hospital Services, Inc., 7.625% Sr. Sec. Nts., 8/15/20[7]	3,000,000	3,120,000
Univision Communications, Inc., 6.75% Sr. Sec. Nts., 9/15/22[7]	10,410,000	10,462,050
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[7]	5,000,000	5,375,000
Verso Paper Holdings LLC/Verso Paper, Inc.: 11.75% Sr. Sec. Nts., 1/15/19[7]	3,700,000	2,423,500
11.75% Sr. Sec. Nts., 1/15/19[7]	14,770,000	15,582,350
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[7]	8,880,000	5,772,000

Total Corporate Bonds and Notes (Cost $141,190,699)		143,993,466

	Shares
Preferred Stocks–0.0%
Alpha Media Group, Inc., Preferred [4,8] (Cost $0)	1,145	—
Common Stocks–0.3%
Aleris Corp. [8,9]	114,329	4,630,325
Alpha Media Group, Inc. [4,8]	8,587	—

19	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Shares	Value
BLB Management Services, Inc. [8]	165,551	$2,317,714
Champion Opco LLC [8]	183,994	—
Cinram International Income Fund [8]	17,849,008	—
Eningen Realty, Inc. [8]	1,642	7,184
Levlad LLC [8]	40,755	122,264
Turtle Bay Holding Co. LLC [8]	324,258	295,074
Young Broadcasting, Inc., Cl. A [4,8]	3,703	12,405,050

Total Common Stocks (Cost $16,115,123)		19,777,611

	Units
Rights, Warrants and Certificates–0.7%
BLB Management Services, Inc. Rts., Strike Price $0.001, 12/31/17[8]	8,000	140,000
Champion Opco LLC Wts., Strike Price $0.000001, Exp. 1/27/20[8]	67,016	—
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp. 12/18/16[8]	35,695	22,755,563
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24[4,8]	7,138	23,912,300

Total Rights, Warrants and Certificates (Cost $32,264,927)		46,807,863

	Shares
Investment Company–8.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[4,10] (Cost $597,343,841)	597,343,841	597,343,841
Total Investments, at Value (Cost $6,979,427,050)	104.2%	6,990,587,195
Liabilities in Excess of Other Assets	(4.2)	(281,933,681)

Net Assets	100.0%	$6,708,653,514

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Interest or dividend is paid-in-kind, when applicable.

20	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

4.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units/ Principal July 31, 2012	Gross Additions	Gross Reductions	Shares/Units/ Principal October 31, 2012
Alpha Media Group, Inc.	8,587	—	—	8,587
Alpha Media Group, Inc., Preferred	1,145	—	—	1,145
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3%, 7/15/13	22,394,755	679,308	—	23,074,063
Oppenheimer Institutional Money Market Fund, Cl. E	259,822,618	778,719,223	441,198,000	597,343,841
Young Broadcasting, Inc., Cl. A	3,703	—	—	3,703
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	7,138	—	—	7,138

			Value	Income
Alpha Media Group, Inc.			$—	$—
Alpha Media Group, Inc., Preferred			—	—
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3%, 7/15/13			5,768,516	148,984
Oppenheimer Institutional Money Market Fund, Cl. E			597,343,841	210,920
Young Broadcasting, Inc., Cl. A			12,405,050	—
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24			23,912,300	—

			$639,429,707	$359,904

5.	Interest rate is less than 0.0005%.

6.	Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.

7.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $83,078,625 or 1.24% of the Fund’s net assets as of October 31, 2012.

8.	Non-income producing security.

9.	Restricted security. The aggregate value of restricted securities as of October 31, 2012 was $4,630,325, which represents 0.07% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Depreciation
Aleris Corp.	4/23/10	$5,305,725	$4,630,325	$675,400

10.	Rate shown is the 7-day yield as of October 31, 2012.

21	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Notes to Statement of Investments

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of October 31, 2012, securities with an aggregate market value of $6,182,664,414, representing 92.16% of the Fund’s net assets were comprised of Senior Loans.

22	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest payment. Information concerning securities not accruing income as of October 31, 2012 is as follows:

Cost	$29,952,609
Market Value	8,715,292
Market Value as a % of Net Assets	0.13%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 31, 2012, securities with an aggregate market value of $33,801,157, representing 0.50% of the Fund’s net assets, were subject to these forbearance agreements. Interest and principal payments are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for

23	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

24	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale

25	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$6,182,664,225	$189	$6,182,664,414
Corporate Bonds and Notes	—	143,895,662	97,804	143,993,466
Preferred Stocks	—	—	—	—
Common Stocks	—	7,365,377	12,412,234	19,777,611
Rights, Warrants and Certificates	—	140,000	46,667,863	46,807,863
Investment Company	597,343,841	—	—	597,343,841

Total Assets	$597,343,841	$6,334,065,264	$59,178,090	$6,990,587,195

26	Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Rights,Warrants and Certificates	$(25,432,688)	$25,432,688

*	Transferred from Level 2 to Level 3 because of the lack of observable market data.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Restricted Securities

As of October 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$7,001,319,090

Gross unrealized appreciation	$99,506,545
Gross unrealized depreciation	(110,238,440)

Net unrealized depreciation	$(10,731,895)

27	Oppenheimer Senior Floating Rate Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/11/2012